Leases - Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Lessee, Lease, Description [Line Items]
Lease cost	$ 27.0	$ 27.2
Operating leases that have not yet commenced	$ 8.3
Minimum
Lessee, Lease, Description [Line Items]
Lease terms	1 year
Maximum
Lessee, Lease, Description [Line Items]
Lease terms	15 years